PROPERTY, PLANT AND EQUIPMENT, Summary (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	$ 2,162,194,240
Depreciation	129,666,014	$ 132,025,049	$ 132,728,649
Reversal of Impairment of Property, plant and equipment	39,625,359	0	0
End of the year	2,384,877,108	2,162,194,240
Pipelines [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	764,421,160
End of the year	768,701,819	764,421,160
Compressor Plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	229,213,961
End of the year	236,813,606	229,213,961
Other Plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	364,297
End of the year	624,404	364,297
Stations of Regulation and/or Measurement of Pressure [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	13,384,924
End of the year	14,823,885	13,384,924
Other Technical Installations [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	5,860,588
End of the year	7,592,151	5,860,588
Subtotal Assets Related to Natural Gas Transportation Service [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	1,013,244,930
End of the year	1,028,555,865	1,013,244,930
Non-regulated segment Pipelines [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	306,514,226
End of the year	295,881,669	306,514,226
Non-regulated segment Compressor plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	13,209,082
End of the year	8,209,279	13,209,082
Non-regulated segment Other plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	304,427,817
End of the year	483,134,387	304,427,817
Non-regulated segment Stations of regulation and/or measurement of pressure [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	14,147,881
End of the year	14,532,976	14,147,881
Non-regulated segment other technical installations [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	2,241,206
End of the year	1,631,854	2,241,206
Subtotal Assets Related to Other Services and Liquids Production and Commercialization [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	640,540,212
End of the year	803,390,165	640,540,212
Lands [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	11,674,415
End of the year	12,042,709	11,674,415
Buildings and Constructions [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	59,048,750
End of the year	64,782,654	59,048,750
Fittings and Features in Building [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	8,485,632
End of the year	7,224,192	8,485,632
Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	7,891,493
End of the year	7,649,251	7,891,493
UT Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	0
End of the year	0	0
Computers and Telecommunication Systems [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	33,550,315
End of the year	35,313,589	33,550,315
Vehicles [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	4,104,148
End of the year	4,996,332	4,104,148
Furniture [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	329,463
End of the year	341,242	329,463
Materials [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	109,340,367
End of the year	130,976,552	109,340,367
Line Pack [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	14,082,837
End of the year	14,082,837	14,082,837
Works in Progress [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	259,901,678
End of the year	275,521,720	259,901,678
Cost [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	4,589,976,630	4,294,387,798
Additions	315,537,284	299,675,313
Retirements	11,404,962	4,086,481
Transfers	0	0
End of the year	4,894,108,952	4,589,976,630	4,294,387,798
Cost [Member] | Pipelines [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	1,836,590,008	1,827,081,993
Additions	85,361	0
Retirements	3,946,357	0
Transfers	17,146,697	9,508,015
End of the year	1,849,875,709	1,836,590,008	1,827,081,993
Cost [Member] | Compressor Plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	839,471,416	820,374,857
Additions	65,727	0
Retirements	5,388,897	0
Transfers	28,254,459	19,096,559
End of the year	862,402,705	839,471,416	820,374,857
Cost [Member] | Other Plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	719,010	719,010
Additions	0	0
Retirements	0	0
Transfers	268,935	0
End of the year	987,945	719,010	719,010
Cost [Member] | Stations of Regulation and/or Measurement of Pressure [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	67,687,769	65,565,183
Additions	0	0
Retirements	498,508	0
Transfers	2,903,203	2,122,586
End of the year	70,092,464	67,687,769	65,565,183
Cost [Member] | Other Technical Installations [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	17,362,385	16,171,518
Additions	0	0
Retirements	0	0
Transfers	2,273,249	1,190,867
End of the year	19,635,634	17,362,385	16,171,518
Cost [Member] | Subtotal Assets Related to Natural Gas Transportation Service [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	2,761,830,588	2,729,912,561
Additions	151,088	0
Retirements	9,833,762	0
Transfers	50,846,543	31,918,027
End of the year	2,802,994,457	2,761,830,588	2,729,912,561
Cost [Member] | Non-regulated segment Pipelines [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	349,751,789	296,385,707
Additions	0	0
Retirements	0	0
Transfers	965,428	53,366,082
End of the year	350,717,217	349,751,789	296,385,707
Cost [Member] | Non-regulated segment Compressor plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	57,888,386	57,604,588
Additions	0	0
Retirements	0	0
Transfers	472	283,798
End of the year	57,888,858	57,888,386	57,604,588
Cost [Member] | Non-regulated segment Other plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	632,358,027	582,138,862
Additions	0	0
Retirements	85,724	0
Transfers	199,664,695	50,219,165
End of the year	831,936,998	632,358,027	582,138,862
Cost [Member] | Non-regulated segment Stations of regulation and/or measurement of pressure [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	19,209,854	19,209,817
Additions	0	0
Retirements	0	0
Transfers	1,280,252	37
End of the year	20,490,106	19,209,854	19,209,817
Cost [Member] | Non-regulated segment other technical installations [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	7,379,901	7,379,901
Additions	0	0
Retirements	0	0
Transfers	0	0
End of the year	7,379,901	7,379,901	7,379,901
Cost [Member] | Subtotal Assets Related to Other Services and Liquids Production and Commercialization [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	1,066,587,957	962,718,875
Additions	0	0
Retirements	85,724	0
Transfers	201,910,847	103,869,082
End of the year	1,268,413,080	1,066,587,957	962,718,875
Cost [Member] | Lands [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	11,674,415	9,612,991
Additions	0	423,659
Retirements	0	0
Transfers	368,294	1,637,765
End of the year	12,042,709	11,674,415	9,612,991
Cost [Member] | Buildings and Constructions [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	118,124,524	108,345,818
Additions	0	3,949,666
Retirements	252,340	0
Transfers	8,902,219	5,829,040
End of the year	126,774,403	118,124,524	108,345,818
Cost [Member] | Fittings and Features in Building [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	12,923,354	7,988,615
Additions	0	0
Retirements	0	0
Transfers	(142,173)	4,934,739
End of the year	12,781,181	12,923,354	7,988,615
Cost [Member] | Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	38,898,288	38,103,553
Additions	2,421,222	444,088
Retirements	3,872	2,659
Transfers	122,248	353,306
End of the year	41,437,886	38,898,288	38,103,553
Cost [Member] | UT Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	24,690	24,690
Additions	0	0
Retirements	0	0
Transfers	0	0
End of the year	24,690	24,690	24,690
Cost [Member] | Computers and Telecommunication Systems [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	172,725,839	164,981,234
Additions	0	54,245
Retirements	0	0
Transfers	10,592,035	7,690,360
End of the year	183,317,874	172,725,839	164,981,234
Cost [Member] | Vehicles [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	16,547,405	16,146,282
Additions	2,149,722	2,080,133
Retirements	339,147	1,679,010
Transfers	1,802	0
End of the year	18,359,782	16,547,405	16,146,282
Cost [Member] | Furniture [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	6,564,273	6,530,030
Additions	432	21,258
Retirements	0	0
Transfers	66,661	12,985
End of the year	6,631,366	6,564,273	6,530,030
Cost [Member] | Materials [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	109,340,367	113,436,618
Additions	64,990,827	33,079,345
Retirements	890,117	2,404,812
Transfers	(42,464,525)	(34,770,784)
End of the year	130,976,552	109,340,367	113,436,618
Cost [Member] | Line Pack [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	14,833,252	14,464,567
Additions	0	0
Retirements	0	0
Transfers	0	368,685
End of the year	14,833,252	14,833,252	14,464,567
Cost [Member] | Works in Progress [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	259,901,678	122,121,964
Additions	245,823,993	259,622,919
Retirements	0	0
Transfers	(230,203,951)	(121,843,205)
End of the year	275,521,720	259,901,678	122,121,964
Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(2,427,782,390)
End of the year	$ (2,548,857,203)	$ (2,427,782,390)
Depreciation and Impairment [Member] | Compressor Plants [Member] | Bottom of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	3.30%	3.30%
Depreciation and Impairment [Member] | Compressor Plants [Member] | Top of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	25.00%	25.00%
Depreciation and Impairment [Member] | Non-regulated segment Compressor plants [Member] | Bottom of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	3.30%	3.30%
Depreciation and Impairment [Member] | Non-regulated segment Compressor plants [Member] | Top of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	25.00%	25.00%
Depreciation and Impairment [Member] | Machinery, Equipment and Tools [Member] | Bottom of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	6.70%	6.70%
Depreciation and Impairment [Member] | Machinery, Equipment and Tools [Member] | Top of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	10.00%	10.00%
Depreciation and Impairment [Member] | UT Machinery, Equipment and Tools [Member] | Bottom of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	6.70%	6.70%
Depreciation and Impairment [Member] | UT Machinery, Equipment and Tools [Member] | Top of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	10.00%	10.00%
Depreciation and Impairment [Member] | Computers and Telecommunication Systems [Member] | Bottom of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	6.70%	6.70%
Depreciation and Impairment [Member] | Computers and Telecommunication Systems [Member] | Top of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	20.00%	20.00%
Depreciation [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	$ (2,427,782,390)	$ (2,297,425,713)
Retirements	(8,591,201)	(1,668,372)
Depreciation	129,666,014	132,025,049
Reversal of Impairment of Property, plant and equipment	(39,625,359)
End of the year	(2,548,857,203)	(2,427,782,390)	(2,297,425,713)
Depreciation [Member] | Pipelines [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(1,072,168,848)	(1,026,717,696)
Retirements	(2,742,434)	0
Depreciation	$ 41,861,483	$ 45,451,152
Depreciation rate %	2.20%	2.20%
Reversal of Impairment of Property, plant and equipment	$ (30,114,007)
End of the year	(1,111,287,897)	$ (1,072,168,848)	(1,026,717,696)
Depreciation [Member] | Compressor Plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(610,257,455)	(582,764,442)
Retirements	(4,970,944)	0
Depreciation	29,347,722	27,493,013
Reversal of Impairment of Property, plant and equipment	(9,045,134)
End of the year	(634,634,233)	(610,257,455)	(582,764,442)
Depreciation [Member] | Other Plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(354,713)	(334,997)
Retirements	0	0
Depreciation	$ 23,323	$ 19,716
Depreciation rate %	3.30%	3.30%
Reversal of Impairment of Property, plant and equipment	$ (14,495)
End of the year	(378,036)	$ (354,713)	(334,997)
Depreciation [Member] | Stations of Regulation and/or Measurement of Pressure [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(54,302,845)	(52,549,994)
Retirements	(352,114)	0
Depreciation	$ 1,721,364	$ 1,752,851
Depreciation rate %	4.00%	4.00%
Reversal of Impairment of Property, plant and equipment	$ (403,516)
End of the year	(55,672,095)	$ (54,302,845)	(52,549,994)
Depreciation [Member] | Other Technical Installations [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(11,501,797)	(10,954,531)
Retirements	0	0
Depreciation	$ 589,893	$ 547,266
Depreciation rate %	6.70%	6.70%
Reversal of Impairment of Property, plant and equipment	$ (48,207)
End of the year	(12,091,690)	$ (11,501,797)	(10,954,531)
Depreciation [Member] | Subtotal Assets Related to Natural Gas Transportation Service [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(1,748,585,658)	(1,673,321,660)
Retirements	(8,065,492)	0
Depreciation	73,543,785	75,263,998
Reversal of Impairment of Property, plant and equipment	(39,625,359)
End of the year	(1,814,063,951)	(1,748,585,658)	(1,673,321,660)
Depreciation [Member] | Non-regulated segment Pipelines [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(43,237,563)	(32,744,705)
Retirements	0	0
Depreciation	$ 11,597,985	$ 10,492,858
Depreciation rate %	2.20%	2.20%
Reversal of Impairment of Property, plant and equipment	$ 0
End of the year	(54,835,548)	$ (43,237,563)	(32,744,705)
Depreciation [Member] | Non-regulated segment Compressor plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(44,679,304)	(39,605,832)
Retirements	0	0
Depreciation	5,000,275	5,073,472
Reversal of Impairment of Property, plant and equipment	0
End of the year	(49,679,579)	(44,679,304)	(39,605,832)
Depreciation [Member] | Non-regulated segment Other plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(327,930,210)	(307,467,082)
Retirements	(29,646)	0
Depreciation	$ 20,902,047	$ 20,463,128
Depreciation rate %	3.30%	3.30%
Reversal of Impairment of Property, plant and equipment	$ 0
End of the year	(348,802,611)	$ (327,930,210)	(307,467,082)
Depreciation [Member] | Non-regulated segment Stations of regulation and/or measurement of pressure [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(5,061,973)	(3,361,507)
Retirements	0	0
Depreciation	$ 895,157	$ 1,700,466
Depreciation rate %	4.00%	4.00%
Reversal of Impairment of Property, plant and equipment	$ 0
End of the year	(5,957,130)	$ (5,061,973)	(3,361,507)
Depreciation [Member] | Non-regulated segment other technical installations [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(5,138,695)	(4,529,342)
Retirements	0	0
Depreciation	$ 609,352	$ 609,353
Depreciation rate %	6.70%	6.70%
Reversal of Impairment of Property, plant and equipment	$ 0
End of the year	(5,748,047)	$ (5,138,695)	(4,529,342)
Depreciation [Member] | Subtotal Assets Related to Other Services and Liquids Production and Commercialization [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(426,047,745)	(387,708,468)
Retirements	(29,646)	0
Depreciation	39,004,816	38,339,277
Reversal of Impairment of Property, plant and equipment	0
End of the year	(465,022,915)	(426,047,745)	(387,708,468)
Depreciation [Member] | Lands [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	0	0
Retirements	0	0
Depreciation	$ 0	$ 0
Depreciation rate %	0.00%	0.00%
Reversal of Impairment of Property, plant and equipment	$ 0
End of the year	0	$ 0	0
Depreciation [Member] | Buildings and Constructions [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(59,075,774)	(55,581,436)
Retirements	(153,044)	0
Depreciation	$ 3,069,019	$ 3,494,338
Depreciation rate %	2.00%	2.00%
Reversal of Impairment of Property, plant and equipment	$ 0
End of the year	(61,991,749)	$ (59,075,774)	(55,581,436)
Depreciation [Member] | Fittings and Features in Building [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(4,437,722)	(3,809,981)
Retirements	0	0
Depreciation	$ 1,119,267	$ 627,741
Depreciation rate %	4.00%	4.00%
Reversal of Impairment of Property, plant and equipment	$ 0
End of the year	(5,556,989)	$ (4,437,722)	(3,809,981)
Depreciation [Member] | Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(31,006,795)	(27,227,812)
Retirements	(3,872)	(2,659)
Depreciation	2,785,712	3,781,642
Reversal of Impairment of Property, plant and equipment	0
End of the year	(33,788,635)	(31,006,795)	(27,227,812)
Depreciation [Member] | UT Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(24,690)	(24,690)
Retirements	0	0
Depreciation	0	0
Reversal of Impairment of Property, plant and equipment	0
End of the year	(24,690)	(24,690)	(24,690)
Depreciation [Member] | Computers and Telecommunication Systems [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(139,175,524)	(129,910,958)
Retirements	0	0
Depreciation	8,828,761	9,264,566
Reversal of Impairment of Property, plant and equipment	0
End of the year	(148,004,285)	(139,175,524)	(129,910,958)
Depreciation [Member] | Vehicles [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(12,443,257)	(12,910,917)
Retirements	(339,147)	(1,665,713)
Depreciation	$ 1,259,340	$ 1,198,053
Depreciation rate %	20.00%	20.00%
Reversal of Impairment of Property, plant and equipment	$ 0
End of the year	(13,363,450)	$ (12,443,257)	(12,910,917)
Depreciation [Member] | Furniture [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(6,234,810)	(6,179,376)
Retirements	0	0
Depreciation	$ 55,314	$ 55,434
Depreciation rate %	10.00%	10.00%
Reversal of Impairment of Property, plant and equipment	$ 0
End of the year	(6,290,124)	$ (6,234,810)	(6,179,376)
Depreciation [Member] | Materials [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	0	0
Retirements	0	0
Depreciation	$ 0	$ 0
Depreciation rate %	0.00%	0.00%
Reversal of Impairment of Property, plant and equipment	$ 0
End of the year	0	$ 0	0
Depreciation [Member] | Line Pack [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(750,415)	(750,415)
Retirements	0	0
Depreciation	$ 0	$ 0
Depreciation rate %	0.00%	0.00%
Reversal of Impairment of Property, plant and equipment	$ 0
End of the year	(750,415)	$ (750,415)	(750,415)
Depreciation [Member] | Works in Progress [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	0	0
Retirements	0	0
Depreciation	$ 0	$ 0
Depreciation rate %	0.00%	0.00%
Reversal of Impairment of Property, plant and equipment	$ 0
End of the year	$ 0	$ 0	$ 0